INVESTMENTS IN SUBSIDIARIES - Schedule of Partnership's Material Subsidiaries (Details)		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Brookfield Property L.P.
Disclosure of subsidiaries [line items]
Economic interest	37.00%	37.00%	37.00%
Voting interest		100.00%	100.00%
BPY Bermuda IV Holdings L.P.
Disclosure of subsidiaries [line items]
Economic interest		100.00%	100.00%
Voting interest		100.00%	100.00%
Brookfield BPY Retail Holdings II Inc.
Disclosure of subsidiaries [line items]
Economic interest		100.00%	100.00%
Voting interest		100.00%	100.00%
BPY Bermuda Holdings Limited
Disclosure of subsidiaries [line items]
Economic interest		100.00%	100.00%
Voting interest		100.00%	100.00%
BPY Bermuda Holdings II Limited
Disclosure of subsidiaries [line items]
Economic interest		100.00%	100.00%
Voting interest		100.00%	100.00%
Brookfield BPY Holdings Inc.
Disclosure of subsidiaries [line items]
Economic interest		100.00%	100.00%
Voting interest		100.00%	100.00%
BPY Bermuda Holdings IV Limited
Disclosure of subsidiaries [line items]
Economic interest		100.00%	100.00%
Voting interest		100.00%	100.00%
BPY Bermuda Holdings 1A Limited
Disclosure of subsidiaries [line items]
Economic interest		100.00%	100.00%
Voting interest		100.00%	100.00%
BPY Bermuda Holdings V Limited
Disclosure of subsidiaries [line items]
Economic interest		100.00%	100.00%
Voting interest		100.00%	100.00%
BPY Bermuda Holdings VI Limited
Disclosure of subsidiaries [line items]
Economic interest		100.00%	0.00%
Voting interest		100.00%	0.00%
Brookfield Office Properties (“BPO”)
Disclosure of subsidiaries [line items]
Economic interest		100.00%	100.00%
Voting interest		100.00%	100.00%
Brookfield BPY Holdings (Australia) ULC
Disclosure of subsidiaries [line items]
Economic interest		100.00%	100.00%
Voting interest		0.00%	0.00%
DS4 Holdings Limited
Disclosure of subsidiaries [line items]
Economic interest		0.00%	100.00%
Voting interest		0.00%	100.00%
BSREP CARS Sub-Pooling LLC
Disclosure of subsidiaries [line items]
Economic interest		29.00%	29.00%
Voting interest		0.00%	0.00%
Center Parcs UK
Disclosure of subsidiaries [line items]
Economic interest		27.00%	27.00%
Voting interest		0.00%	0.00%
BSREP Industrial Pooling Subsidiary L.P.
Disclosure of subsidiaries [line items]
Economic interest		30.00%	30.00%
Voting interest		0.00%	0.00%
BSREP II Aries Pooling LLC
Disclosure of subsidiaries [line items]
Economic interest		26.00%	26.00%
Voting interest		0.00%	0.00%
Brookfield Brazil Retail Fundo de Investimento em Participaçõe
Disclosure of subsidiaries [line items]
Economic interest		46.00%	46.00%
Voting interest		0.00%	0.00%
BREF ONE, LLC
Disclosure of subsidiaries [line items]
Economic interest		33.00%	33.00%
Voting interest		0.00%	0.00%
BSREP Europe Holdings L.P.
Disclosure of subsidiaries [line items]
Economic interest		34.00%	34.00%
Voting interest		0.00%	0.00%
BSREP UA Holdings LLC
Disclosure of subsidiaries [line items]
Economic interest		30.00%	30.00%
Voting interest		0.00%	0.00%
BSREP II Brazil Pooling LLC
Disclosure of subsidiaries [line items]
Economic interest		32.00%	32.00%
Voting interest		0.00%	0.00%
BSREP India Office Holdings Pte. Ltd.
Disclosure of subsidiaries [line items]
Economic interest		33.00%	33.00%
Voting interest		0.00%	0.00%
BSREP II Retail Upper Pooling LLC
Disclosure of subsidiaries [line items]
Economic interest		50.00%	50.00%
Voting interest		33.00%	33.00%
Brookfield Strategic Real Estate Partners II Storage REIT LLC
Disclosure of subsidiaries [line items]
Economic interest		26.00%	26.00%
Voting interest		0.00%	0.00%
BSREP II Korea Office Holdings Pte. Ltd.
Disclosure of subsidiaries [line items]
Economic interest		22.00%	22.00%
Voting interest		0.00%	0.00%
BSREP II PBSA Ltd.
Disclosure of subsidiaries [line items]
Economic interest		26.00%	26.00%
Voting interest		0.00%	0.00%
BSREP II MH Holdings LLC
Disclosure of subsidiaries [line items]
Economic interest		26.00%	0.00%
Voting interest		0.00%	0.00%